General (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Feb. 04, 2022
General [Line Items]
No par value (in Dollars per share)
Cash and cash equivalents	$ 2,769,901	$ 817,610	$ 2,294,679
Accumulated deficit	(14,524,309)		$ (12,136,015)
Cash flow from operating activity	$ (1,290,105)	$ (985,092)
IPO [Member]
General [Line Items]
No par value (in Dollars per share)				$ 0